ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2017
Issued Debt Instruments And Other Financial Liabilities
ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES

NOTE 18

ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES

As of December 31, 2017 and 2016, composition of this item is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Other financial liabilities
Obligations to public sector	59,470	61,490
Other domestic obligations	175,389	175,028
Foreign obligations	7,171	3,498
Subtotals	242,030	240,016
Issued debt instruments
Mortgage finance bonds	34,479	46,251
Senior bonds	6,186,760	6,416,274
Mortgage bond	99,222	104,182
Subordinated bonds	773,192	759,665
Subtotals	7,093,653	7,326,372

Total	7,335,683	7,566,388

Debts classified as current are either demand obligations or will mature in one year or less. All other debts are classified as non-current. The Bank’s debts, both current and non-current, are summarized below:

	As of December 31, 2017
	Current	Non-current	Total
	MCh$	MCh$	MCh$

Mortgage finance bonds	8,691	25,788	34,479
Senior bonds	337,166	5,849,594	6,186,760
Mortgage bond	4,541	94,681	99,222
Subordinated bonds	3	773,189	773,192
Issued debt instruments	350,401	6,743,252	7,093,653

Other financial liabilities	212,825	29,205	242,030

Total	563,226	6,772,457	7,335,683

	As of December 31, 2016
	Current	Non-current	Total
	MCh$	MCh$	MCh$

Mortgage finance bonds	11,236	35,015	46,251
Senior bonds	1,135,713	5,280,561	6,416,274
Mortgage bond	4,318	99,864	104,182
Subordinated bonds	4	759,661	759,665
Issued debt instruments	1,151,271	6,175,101	7,326,372

Other financial liabilities	158,488	81,528	240,016

Total	1,309,759	6,256,629	7,566,388

a)  Mortgage finance bonds

These bonds are used to finance mortgage loans. Their principal amounts are amortized on a quarterly basis. The range of maturities of these bonds is between five and twenty years. Loans are indexed to UF and create a yearly interest yield of 5.41% as of December 31, 2017 (5.53% as of December 31, 2016).

	As of December 31,
	2017	2016
	MCh$	MCh$

Due within 1 year	8,691	11,236
Due after 1 year but within 2 years	6,744	8,673
Due after 2 year but within 3 years	6,096	6,928
Due after 3 year but within 4 years	5,155	6,246
Due after 4 year but within 5 years	4,101	5,278
Due after 5 years	3,692	7,890
Total mortgage bonds	34,479	46,251

b) Senior bonds

The following table shows senior bonds by currency:

	As of December 31,
	2017	2016
	MCh$	MCh$

Santander bonds in UF	3,542,006	3,588,373
Santander bonds in USD	1,045,465	909,354
Santander bonds in CHF	268,281	568,549
Santander bonds in Ch$	1,135,527	1,037,515
Santander bonds in AUD	14,534	60,890
Current bonds in JPY	126,059	179,426
Santander bonds in EUR	54,888	72,167
Total senior bonds	6,186,760	6,416,274

i. Placement of senior bonds:

In 2017, the Bank issued bonds for UF 10,000,000; CLP 160,000,000,000; USD 770,000,000; and AUD 30,000,000 detailed as follows:

Series	Currency	Amount	Term	Issuance rate	Series approval date	Series amount	Maturity date
T9	UF	5,000,000	7.0	2.60%	01-02-2016	5,000,000	01-02-2024
T13	UF	5,000,000	9.0	2.75%	01-02-2016	5,000,000	01-02-2026
Total	UF	10,000,000				10,000,000
SD	CLP	60,000,000,000	5.0	5.50%	01-06-2014	200,000,000,000	01-06-2019
T16	CLP	100,000,000,000	6.0	5.20%	01-02-2016	100,000,000,000	01-08-2021
Total	CLP	160,000,000,000				300,000,000,000
DN	USD	100,000,000	3.0	Libor-USD 3M+0.80%	20-07-2017	100,000,000	27-07-2020
DN	USD	50,000,000	3.0	Libor-USD 3M+0.80%	21-07-2017	50,000,000	27-07-2020
DN	USD	50,000,000	3.0	Libor-USD 3M+0.80%	24-07-2017	50,000,000	27-07-2020
DN	USD	10,000,000	4.0	Libor-USD 3M+0.83%	23-08-2017	10,000,000	23-11-2021
DN	USD	10,000,000	4.0	Libor-USD 3M+0.83%	23-08-2017	10,000,000	23-11-2021
DN	USD	50,000,000	3.0	Libor-USD 3M+0.75%	14-09-2017	50,000,000	15-09-2020
DN	USD	500,000,000	3.0	2.50%	12-12-2017	500,000,000	15-12-2020
Total	USD	770,000,000				770,000,000
AUD	AUD	30,000,000	10.0	3.96%	05-12-2017	30,000,000	12-12-2027
Total	AUD	30,000,000				30,000,000

During 2017, the Bank performed a partial repurchase of the following bonds:

Date	Type	Currency	Amount
06-03-2017	Senior	USD	6,900,000
12-05-2017	Senior	UF	1,000,000
16-05-2017	Senior	UF	690,000
17-05-2017	Senior	UF	15,000
26-05-2017	Senior	UF	340,000
01-06-2017	Senior	UF	590,000
02-06-2017	Senior	UF	300,000
05-06-2017	Senior	UF	130,000
19-06-2017	Senior	UF	265,000
10-07-2017	Senior	UF	770,000
21-07-2017	Senior	UF	10,000
28-08-2017	Senior	UF	200,000
28-08-2017	Senior	UF	200,000
29-08-2017	Senior	UF	2,000
29-08-2017	Senior	UF	270,000
03-11-2017	Senior	UF	14,000
29-11-2017	Senior	UF	400,000
06-12-2017	Senior	UF	20,000
12-12-2017	Senior	CLP	10,990,000,000

In 2016, the Bank issued bonds for UF 62,000,000; CLP 590,000,000,000; JPY 3,000,000,000; USD 215,000,000; EUR 104,000,000; and CHF 125,000,000 detailed as follows:

Series	Currency	Amount	Term	Issuance rate	Series approval date date	Series maximum amount	Maturity date
R1	UF	15,000,000	5.5	2.50%	01-09-2015	15,000,000	01-03-2021
R2	UF	10,000,000	7.5	2.60%	01-09-2015	10,000,000	01-03-2023
R3	UF	10,000,000	10.5	3.00%	01-09-2015	10,000,000	01-03-2026
R5	UF	7,000,000	7.0	2.55%	01-12-2015	7,000,000	01-12-2022
R6	UF	7,000,000	9.0	2.65%	01-12-2015	7,000,000	01-12-2024
P9	UF	3,000,000	10.5	2.60%	01-03-2015	5,000,000	01-09-2025
T2	UF	5,000,000	4.5	2.25%	01-02-2016	5,000,000	01-08-2020
T5	UF	5,000,000	6.0	2.40%	01-02-2016	5,000,000	01-02-2022
Total	UF	62,000,000
R4	CLP	100,000,000,000	5.5	5.50%	01-09-2015	100,000,000,000	01-03-2021
P4	CLP	50,000,000,000	5.0	4.80%	01-03-2015	150,000,000,000	01-03-2020
SD	CLP	140,000,000,000	5.0	5.50%	01-06-2014	200,000,000,000	01-06-2019
SC	CLP	200,000,000,000	10.0	5.95%	01-06-2014	200,000,000,000	01-06-2024
P3	CLP	50,000,000,000	7.0	5.50%	01-01-2015	50,000,000,000	01-01-2022
P1	CLP	50,000,000,000	10.0	5.80%	01-01-2015	50,000,000,000	01-01-2025
Total	CLP	590,000,000,000
JPY	JPY	3,000,000,000	5.0	0.115%	22-06-2016	3,000,000,000	29-06-2021
Total	JPY	3,000,000,000
DN	USD	10,000,000	5.0	Libor-USD 3M+1.05%	02-06-2016	10,000,000	09-06-2021
DN	USD	10,000,000	5.0	Libor-USD 3M+1.22%	08-06-2016	10,000,000	17-06-2021
DN	USD	10,000,000	5.0	Libor-USD 3M+1.20%	01-08-2016	10,000,000	16-08-2021
DN	USD	185,000,000	5.0	Libor-USD 3M+1.20%	10-11-2016	185,000,000	28-11-2021
Total	USD	215,000,000
EUR	EUR	54,000,000	12.0	1.307%	05-08-2016	54,000,000	17-08-2028
EUR	EUR	20,000,000	8.0	0.80%	04-08-2016	20,000,000	19-08-2024
EUR	EUR	30,000,000	3.0	0.25%	09-12-2016	30,000,000	20-12-2019
Total	EUR	104,000,000
CHF	CHF	125,000,000	8.5	0.35%	14-11-2016	125,000,000	30-05-2025
Total	CHF	125,000,000

During 2016, the Bank performed a partial repurchase of the following bond:

Date	Type	Currency	Amount
13-01-2016	Senior	USD	600,000
27-01-2016	Senior	USD	960,000
08-03-2016	Senior	USD	418,853,000
08-03-2016	Senior	USD	140,104,000
10-05-2016	Senior	USD	10,000,000
29-11-2016	Senior	USD	6,895,000

ii.  The maturities of senior bonds are as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Due within 1 year	337,166	1,135,713
Due after 1 year but within 2 years	866,936	321,509
Due after 2 year but within 3 years	832,978	816,919
Due after 3 year but within 4 years	1,177,081	663,289
Due after 4 year but within 5 years	902,647	754,768
Due after 5 years	2,069,952	2,724,076
Total senior bonds	6,186,760	6,416,274

c)	Mortgage bonds

Detail of mortgage bonds per currency is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Mortgage bonds in UF	99,222	104,182
Total mortgage bonds	99,222	104,182

i.  Allocation of mortgage bonds

During 2017 and 2016, the Bank has not placed any mortgage bonds.

ii.	The maturities of Mortgage bonds are as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Due within 1 year	4,541	4,318
Due after 1 year but within 2 years	7,291	6,932
Due after 2 year but within 3 years	7,526	7,156
Due after 3 year but within 4 years	7,769	7,386
Due after 4 year but within 5 years	8,019	7,626
Due after 5 years	64,076	70,764
Total Mortgage bonds	99,222	104,182

d)  Subordinated bonds

Detail of the subordinated bonds per currency is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Subordinated bonds denominated in CLP	3	4
Subordinated bonds denominated in UF	773,189	759,661
Total subordinated bonds	773,192	759,665

i. Allocation of subordinated bonds

During 2017 and 2016, the Bank has not placed any subordinated bonds.

The maturities of subordinated bonds, are as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Due within 1 year	3	4
Due after 1 year but within 2 years	-	-
Due after 2 year but within 3 years	-	-
Due after 3 year but within 4 years	-	-
Due after 4 year but within 5 years	-	-
Due after 5 years	773,189	759,661
Total subordinated bonds	773,192	759,665

e)  Other financial liabilities

The composition of other financial obligations, by maturity, is detailed below:

	As of December 31,
	2017	2016
	MCh$	MCh$

Non-current portion:
Due after 1 year but within 2 years	23,401	33,777
Due after 2 year but within 3 years	4,181	24,863
Due after 3 year but within 4 years	194	5,794
Due after 4 year but within 5 years	210	1,973
Due after 5 years	1,219	15,121
Non-current portion subtotal	29,205	81,528

Current portion:
Amounts due to credit card operators	173,271	151,620
Acceptance of letters of credit	2,780	2,069
Other long-term financial obligations, short-term portion	36,774	4,799
Current portion subtotal	212,825	158,488

Total other financial liabilities	242,030	240,016